Royalty Agreement, Note Payable and Accrued Interest	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Text Block [Abstract]
Royalty Agreement, Note Payable and Accrued Interest

7. Royalty Agreement, Note Payable and Accrued Interest

Zogenix

In August 2006, the Company sold all assets related to its needle-free injector technology platform and products, including 12 U.S. patents along with foreign counterparts, to Zogenix, Inc. In July 2009, Zogenix was granted approval by the U.S. Food and Drug Administration (“FDA”) of the SUMAVEL* DosePro* (sumatriptan injection) needle-free delivery system for the treatment of acute migraine and cluster headache. The Company is entitled to quarterly royalty payments of 3% of net sales on all SUMAVEL DosePro sales. The Company recorded royalty revenue of $251,000 for the three months ended September 30, 2013.

Royalty Financing

On June 21, 2011, the Company entered into an $8.5 million royalty financing agreement with a syndicate of lenders. The agreement created a debt obligation (the “Term Loan”) that will be repaid through and secured by royalties from net sales of the SUMAVEL DosePro (sumatriptan injection) needle-free delivery system payable to the Company under its Asset Purchase Agreement (“APA”) with Zogenix.

Under the terms of the royalty financing agreement, the Company received a loan of $8.5 million, less fees and expenses (approximately $473,000) and an additional $250,000 set aside for an Interest Reserve Account. The lenders are entitled to receive 100% of all royalties payable to the Company under the APA until the principal and accrued interest of the Term Loan are fully repaid, after which time the benefit of any further royalties made under the APA will accrue to Aradigm. The Term Loan will accrue interest at the rate equal to the greater of a) LIBOR or b) 1.50%, plus a margin of 14.5%. To the extent royalty payments are insufficient to pay accrued and unpaid interest under the financing the shortfall will be capitalized and added to the principal balance of the Term Loan. The lenders were granted a security interest in the assets of an Aradigm subsidiary, Aradigm Royalty Financing LLC, which holds Aradigm’s rights to receive royalty payments under the APA. The lenders have no recourse to other assets of Aradigm for repayment of the loan.

While the term loan is non-recourse to the assets of Aradigm Corporation, the term loan agreement contains a minimum royalty covenant. If the minimum royalty covenant is breached and the subsidiary does not cure the breach through a cash contribution to pay down the accrued principal and interest, then the lenders have the right to declare the agreement in default and obtain the right to all future royalties and payments due to Aradigm under the Zogenix asset purchase agreement. In 2012, the minimum royalty covenant was breached and the Company made cash payments of approximately $167,000 to the lenders for accrued interest in order to cure the breach. In the three months ended September 30, 2013 the covenant was again breached and the cumulative cash shortfall the Company would need to contribute to keep the agreement from default stands at $352,000. The Company has elected not to make this or any further cash contributions and is working with the lenders to transfer rights to the lenders for all future payments from Zogenix under the APA.

The Company capitalized the fees and expenses of approximately $473,000 and recorded this amount in other assets. The capitalized expenses were to be amortized to interest expense using the effective interest method over a period of 48 months, but the full amount of the remaining capitalized fees and expenses will be recognized upon the completion of the transfer of payment rights to the lenders.

In connection with the transaction, the Company issued to the lenders warrants to purchase a total of 2,840,909 shares of the Company’s common stock at a strike price of $0.22 per share, representing a 20% premium above the average closing price of the Company’s common stock for the ten trading days immediately preceding the closing of the transaction. The warrants expire on December 31, 2016. In accordance with Accounting Standards Topic 815 – Derivatives and Hedging, the warrants were accounted for as equity instruments and their fair value was determined to be approximately $390,000. The relative fair value of the warrants is considered a discount against the note and was recorded as a reduction of the note payable. The note discount is being amortized to interest expense using the effective interest method with an annual rate of 18.7% over a period of 48 months.

7. Royalty Agreement, Note Payable, and Accrued Interest

Zogenix

In August 2006, the Company sold all of its assets related to the Intraject needle-free injector technology platform and products including 12 United States patents along with foreign counterparts, to Zogenix, Inc., for an initial payment of $4.0 million. Zogenix is responsible for further development and commercialization efforts of Intraject (now rebranded under the name DosePro). Under the terms of the asset sale agreement, the Company received a $4.0 million milestone payment in 2010 upon initial U.S. commercialization of the SUMAVEL DosePro needle-free delivery system. Under the terms of the asset sale agreement the Company is entitled to receive quarterly royalty payments from Zogenix in the amount of 3% of Net Sales of DosePro products. The Company recorded royalty revenue of approximately $1.0 million for the twelve months ended December 31, 2012.

Royalty Financing

In 2011, the Company entered into an $8.5 million royalty financing agreement with a syndicate of lenders. The agreement created a debt obligation (the “Term Loan”) that will be repaid through and secured by royalties from net sales of the SUMAVEL DosePro needle-free delivery system payable to the Company under its Asset Purchase Agreement (“APA”) with Zogenix.

Under the terms of the royalty financing agreement, the Company received a loan of $8.5 million, less fees, transaction and legal expenses (approximately $473,000) and an additional $250,000 set aside for an Interest Reserve Account. The lenders are entitled to receive 100% of all royalties payable to the Company under the APA until the principal and accrued interest of the Term Loan are fully repaid, after which time the benefit of any further royalties made under the APA will accrue to Aradigm. The Term Loan will accrue interest at the rate equal to the greater of a) LIBOR or b) 1.50%, plus a margin of 14.5%. To the extent royalty payments are insufficient to pay accrued and unpaid interest under the financing, the shortfall will be funded from the Interest Reserve Account or, if the account is insufficient to pay all of the interest due, the shortfall will be capitalized and added to the principal balance of the Term Loan. During the three months ended March 31, 2012, the Interest Reserve Account was fully utilized and future shortfalls will be capitalized and added to the principal balance of the Term Loan. The lenders were granted a security interest in the assets of an Aradigm subsidiary, Aradigm Royalty Financing LLC, which holds Aradigm’s rights to receive royalty payments under the APA. The lenders have no recourse to other assets of Aradigm for repayment of the loan. Amortization of the Term Loan will occur to the extent that royalties payments received for any quarter exceed accrued interest due for that quarter.

While the term loan is non-recourse to the assets of Aradigm Corporation, the term loan agreement contains a minimum royalty covenant. If the minimum royalty covenant is breached and the subsidiary does not cure the breach through a cash contribution to pay down the accrued principal and interest, then the lenders have the right to declare the agreement in default and obtain the right to all future royalties and payments due to Aradigm under the Zogenix asset purchase agreement. In the twelve months ended December 31, 2012, the minimum royalty covenant was breached and the Company made a cash payment of approximately $167,000 to the lenders for accrued interest in order to cure the breach.

The Company has the right to prepay the Term Loan, subject to the payment of the principal balance plus a prepayment fee of 8% of the outstanding balance if prepaid in months 13-24 following the transaction closing date of June 21, 2011; 4% if prepaid in months 25-36; and 2% if prepaid in months 37-48. There will be no prepayment fee for prepaying the Term Loan after the forty-eight (48) month anniversary of the closing date. In addition, the Company has the right to make partial prepayments in an amount no less than the greater of (i) 10% of the principal balance of the Term Loan outstanding as of the applicable prepayment date or (ii) $1,000,000. Under no circumstances will the receipt of royalty payments from Zogenix in excess of the accrued interest then due be considered prepayments under the Term Loan.

In accordance with Accounting Standards Topic 470 — Debt, the Company capitalized the fees, transaction and legal expenses of approximately $473,000 and recorded this amount in other assets. The capitalized expenses will be amortized to interest expense using the effective interest method over a period of 48 months. The Interest Reserve account was recorded in prepaid and other current assets.

In connection with the transaction, the Company issued to the lenders warrants to purchase a total of 2,840,909 shares of the Company’s common stock at a strike price of $0.22 per share, representing a 20% premium above the average closing price of the Company’s common stock for the ten trading days immediately preceding the closing of the transaction. The warrants expire on December 31, 2016. In accordance with Accounting Standards Topic 815 – Derivatives and Hedging, the warrants were accounted for as equity instruments and their fair value was determined to be approximately $390,000. The relative fair value of the warrants is considered a discount against the note and was recorded as a reduction of the note payable. The note discount is being amortized to interest expense using the effective interest method with an annual rate of 18.7% over a period of 48 months.